As filed with the Securities and Exchange Commission on February 26, 2003

                     1933 Act Registration File No. 2-78562
                     1940 Act Registration File No. 811-3526

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-lA

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
                         Pre-Effective Amendment No:                    [ ]
                       Post-Effective Amendment No: 27                  [X]

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
                                Amendment No: 25

                        LEGG MASON TAX-EXEMPT TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

MARC R. DUFFY, ESQ.                              ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated             Kirkpatrick & Lockhart LLP
100 Light Street                                 1800 Massachusetts Ave., N.W.
Baltimore, Maryland  21202                       Second Floor
(Name and Address of Agent for Service)          Washington, D.C. 20036-1800

It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to Rule 485(b)
[ ]   on ________________ pursuant to Rule 485(b)
[ ]   60 days after filing pursuant to Rule 485(a)(1)
[X]   on April 30, 2003 pursuant to Rule 485(a)(1)
[ ]   75 days after filing pursuant to Rule 485(a)(2)
[ ]   on ____________ pursuant to Rule 485(a)(2)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        Legg Mason Tax-Exempt Trust, Inc.

                       Contents of Registration Statement

This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

LEGG MASON TAX-EXEMPT TRUST, INC.





A money market fund seeking to produce high current income exempt from federal income tax, to preserve capital, and to maintain liquidity.






                          PROSPECTUS    May 1, 2003





                                      logo






As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

T A B L E  O F  C O N T E N T S


About the fund:
--------------

     1           Investment objective and policies
     2           Principal risks
     4           Performance
     5           Fees and expenses of the fund
     6           Management



About your investment:
---------------------

     7           How to invest
     8           How to sell your shares
    10           Account policies
    11           Services for investors
    12           Distributions and taxes
    13           Financial highlights

LEGG MASON TAX-EXEMPT TRUST, INC.

[icon] I N V E S T M E N T  O B J E C T I V E  A N D  P O L I C I E S

The fund is a money market fund that seeks high current income exempt from federal income tax, preservation of capital, and maintenance of liquidity.

To achieve its objective, the fund adheres to the following practices:

o as a fundamental policy, under normal circumstances, the fund will invest at least 80% of its net assets in short-term, high-quality municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax.

o it invests in municipal obligations that have remaining maturities of 397 days or less or that are variable or floating rate demand notes.

o    it maintains a dollar-weighted average maturity of 90 days or less.

o it limits its investments to obligations that present minimal credit risk in the opinion of the adviser and are rated in one of the two highest short-term ratings categories by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P"), or by one NRSRO if only rated by one. If a security is unrated, the adviser may determine the security to be of comparable quality.

o it may invest, to a limited extent, in taxable short-term money market instruments.

The fund may invest in securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, instrumentalities or authorities. These debt obligations generally are issued to obtain funds for various public purposes, including constructing a wide range of public facilities, refunding outstanding obligations, obtaining funds for general operating expenses and making loans to other public institutions and facilities. Municipal obligations in which the fund may invest include, but are not limited to:

o     revenue bonds.
o     general obligation bonds.
o     private activity bonds.
o     tax anticipation notes.
o     bond anticipation notes.
o     revenue anticipation notes.

The fund does not intend to invest more than 25% of its net assets in:

o    municipal obligations whose issuers are in the same state;

o municipal obligations that are repayable out of revenue streams generated from economically related projects or facilities; or

o private activity bonds issued by issuers having their principal businesses in the same industries.

For purposes of this restriction, there is no limitation on investments in U.S. Treasury securities or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

For temporary defensive purposes, the fund may invest up to 100% of its assets in U.S. Government securities and other taxable short-term instruments. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

                                      *****

The fund's investment objective is non-fundamental and may be changed by the fund's Board of Directors without shareholder approval.

[icon] P R I N C I P A L  R I S K S

In general:

There is no assurance that the fund will meet its investment objective. As with all mutual funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that the fund will always be able to do so.

Interest rate risk:

Interest rate risk is the possibility that the market prices of the fund's investments may decline due to an increase in interest rates. Generally, the longer the maturity of an obligation, the greater the effect on its value when rates change.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. These reset provisions generally reduce the effect of market interest rates on the value of the security.

Credit risk:

Credit risk is the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the NRSROs (which are issuing them) and are not absolute guarantees as to quality.

The fund considers the "issuer" of a municipal obligation to be the entity responsible for payment. Thus, the District of Columbia, each state, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member may be a separate "issuer" as that term is used in this prospectus. In certain circumstances, the non-government user of facilities financed by private activity bonds is considered to be the issuer.

The credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facilities. In fact, these bonds may be supported only by revenue generated from the facility; they are not supported by the taxing power of a state or municipality. Accordingly, there is a risk of default by the issuer. Not all obligations of U.S. Government agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality.

Other risks:

Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities at times experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Congress periodically considers restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

The fund is not intended to be a balanced investment program and is not designed for investors who are unable to benefit from tax-exempt income, such as qualified retirement plans and individual retirement accounts. The fund is not appropriate for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal.

The fund is not an appropriate investment for "substantial users" of certain facilities financed by private activity bonds or persons related to such "substantial users." For more information, see the "Additional Tax Information"
section in the Statement of Additional Information.

[icon] P E R F O R M A N C E

The information below provides an indication of the risks of investing in the fund by showing changes in its performance from year to year. Annual returns assume reinvestment of dividends and other distributions, if any. Historical performance of the fund does not necessarily indicate what will happen in the future.


            Year-by-year total return as of December 31 of each year:

--------------------------------------------------------------------------------
1993   1994   1995    1996    1997     1998     1999      2000     2001    2002
--------------------------------------------------------------------------------
1.75   2.25   3.17    2.85    2.95     2.75     2.56      3.44     2.08
--------------------------------------------------------------------------------

                       During the past ten calendar years:

--------------------------------------------------------------------------------
                                 Quarter Ended            Total Return
--------------------------------------------------------------------------------
Best quarter:
--------------------------------------------------------------------------------
Worst quarter:
--------------------------------------------------------------------------------

For the fund's current seven-day yield, call Legg Mason Funds Investor Services, toll-free 1-800-822-5544.

Average Annual Total Returns as of December 31, 2002:

-------------------------------------------------
1 Year
-------------------------------------------------
5 Years
-------------------------------------------------
10 Years
-------------------------------------------------

[icon] F E E S  A N D  E X P E N S E S  O F  T H E  F U N D

The table below describes the fees and expenses you may incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets thereby lowering the fund's dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees. The fund has no sales charge or redemption fee, but is subject to a Rule 12b-1 service fee.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)

--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                  0.10 (a)
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------

        (a) The 12b-1 fee shown in the table reflects the amount to which the Directors have currently limited payments under the fund's Distribution Plan. Pursuant to the Distribution Plan, the Directors may increase the 12b-1 fee to 0.20% of average daily net assets without shareholder approval.

Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

--------------------------------------------------------------------------------
1 Year               3 Years                 5 Years             10 Years
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[icon]  M AN A G E M E N T

Management and Adviser:

Legg Mason Fund Adviser, Inc. ("LMFA") is the fund's manager. As manager, LMFA is responsible for the non-investment affairs of the fund, providing office space and administrative staff for the fund and directing all matters related to the operation of the fund. LMFA has been registered as an investment adviser since 1982.

LMFA has delegated certain advisory responsibilities to Legg Mason Trust, fsb ("LM Trust" or "adviser"). As adviser, LM Trust is responsible for the investment management of the fund, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. LM Trust acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $4.8 billion as of December 31, 2002.

For its services, the fund paid LMFA a fee of 0.50% of its average daily net assets for the fiscal year ended December 31, 2002. LMFA, in turn, paid LM Trust a fee of 0.45% of the fund's average daily net assets.

LMFA and LM Trust are each  located  at 100 Light  Street,  Baltimore,  Maryland
21202.

Distributor of the fund's shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares. The fund has adopted a plan under Rule 12b-1 that allows it to pay fees for the sale of its shares and for services provided to shareholders not to exceed an annual rate of 0.20% of the fund's average daily net assets. Payments under the plan are currently limited to 0.10% of average daily net assets. The fees are calculated daily and paid monthly.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell shares of the fund. Legg Mason pays these brokers up to 90% of the sales and service fee that it receives from the fund for those sales.

LMFA, LM Trust and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

To open an account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS"), or another entity that has entered into an agreement with the fund's distributor to sell shares of the fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $500.

Certain investment methods (for example, through automatic sweep arrangements) may be subject to lower minimum initial and/or additional investment amounts. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. Contact your financial adviser or FIS with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase additional shares of the fund:

--------------------------------------------------------------------------------
In Person                        Give your financial adviser a check for $500 or
                                 more    payable   Legg   Mason   Wood   Walker,
                                 Incorporated.
--------------------------------------------------------------------------------
Mail                             Mail your  check,  payable  to Legg Mason Wood
                                 Walker, Incorporated, for $500 or more to your
                                 financial  adviser  or  to  Legg  Mason  Funds
                                 Investor   Services   at   P.O.   Box   17023,
                                 Baltimore, MD 21297-0356.
--------------------------------------------------------------------------------
Telephone or Wire                Call   your   financial   adviser   or  FIS  at
                                 1-800-822-5544   to  transfer   available  cash
                                 balances  in  your  brokerage   account  or  to
                                 transfer money from your bank directly. Wire transfers may be subject to a service charge by your bank.

--------------------------------------------------------------------------------
Automatic                        Arrangements  may be made with  some  employers
Investments                      and   financial    institutions   for   regular
                                 automatic monthly investments of $50 or more in
                                 shares  of the  fund.  You  may  also  reinvest
                                 dividends from certain unit  investment  trusts
                                 or other  Legg  Mason  funds in  shares  of the
                                 fund.
--------------------------------------------------------------------------------
Future First(R) Systematic       Contact a Legg Mason  Financial  Advisor or FIS
Investment Plan                  to    enroll    in    Legg    Mason's    Future
                                 First(R)Systematic  Investment Plan. Under this
                                 plan,  you may  arrange for  automatic  monthly
                                 investments  in the  fund of $50 or  more.  The
                                 transfer agent will transfer funds monthly from
                                 your   Legg   Mason   account   or  from   your
                                 checking/savings  account to purchase shares of
                                 the fund.
--------------------------------------------------------------------------------

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received in federal funds form, by either your Legg Mason Financial Advisor, FIS or other authorized entity offering the fund, on any day that the New York Stock Exchange ("Exchange") is open, will be processed as follows:

----------------------------------------------------------------------------------------------------------
If the purchase order is received    Shares will be purchased at the net asset  Such shares will begin to
                                     value next determined on the               earn dividends on the
----------------------------------------------------------------------------------------------------------

before 12:00 noon, Eastern time      same day                                   same day
----------------------------------------------------------------------------------------------------------
12:00 noon or after, but before
4:00 p.m., Eastern time              same day                                   next business day
----------------------------------------------------------------------------------------------------------
4:00 p.m. or after, Eastern time     next business day                          next business day
----------------------------------------------------------------------------------------------------------

If you do not make payment in federal funds, your order will be processed when payment is converted into federal funds, which is usually completed in two days, but may take up to ten days. Most bank wires are federal funds.

[icon] H O W  T O  S E L L  Y O U R  S H A R E S

You may use any of the following methods to sell shares of the fund:

--------------------------------------------------------------------------------
Telephone                Call  your  Legg  Mason  Financial  Advisor  or  FIS at
                         1-800-822-5544  or other entity  through which you hold
                         shares  to  request  a  redemption.   Please  have  the
                         following information ready when you call: the name of the fund, dollar amount (or number of shares) to be redeemed and your shareholder account number.

                         Proceeds will be credited to your brokerage  account or
                         a check will be sent to you, at your  direction,  at no
                         charge to you.  Wire  requests will be subject to a fee
                         of $20. For wire transfers, be sure that your financial
                         adviser has your bank account information on file.
--------------------------------------------------------------------------------
Internet or TeleFund     FIS  clients may  request a  redemption  of fund shares
                         through     Legg    Mason's     Internet     site    at
                         www.leggmasonfunds.com    or   through    TeleFund   at
                         1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Mail                     Send a  letter  to your  financial  adviser  or to Legg
                         Mason  Funds  Investor  Services  at  P.O.  Box  17023,
                         Baltimore,  MD 21297-0356 requesting redemption of your
                         shares.  The  letter  should  be  signed  by all of the
                         owners of the account.  Redemption  requests for shares
                         valued at $10,000 or more or when the  proceeds  are to
                         be paid to someone other than the  accountholder(s) may
                         require  a  signature  guarantee.   You  may  obtain  a
                         signature  guarantee  from  most  banks  or  securities
                         dealers.
--------------------------------------------------------------------------------
Checkwriting             The fund offers a free  checkwriting  service.  You may
                         write checks to anyone in amounts of $250 or more.  The
                         fund's  transfer  agent will redeem  sufficient  shares
                         from your account to pay the checks.  You will continue
                         to earn dividends on your shares until the check clears
                         at the transfer agent.  Checkwriting  cannot be used to
                         close  your  account  or to  set  up  electronic  funds
                         transfers.
--------------------------------------------------------------------------------
Securities               Legg  Mason  has  special  redemption   procedures  for
Purchases at             investors who wish to purchase  stocks,  bonds or other
Legg Mason               securities  at Legg Mason.  Once you've placed an order
                         for securities and have not indicated any other payment
                         method,  fund shares will be redeemed on the settlement
                         date  for the  amount  due.  Fund  shares  may  also be
                         redeemed  to cover  debit  balances  in your  brokerage
                         account.
--------------------------------------------------------------------------------

Legg Mason will follow reasonable procedures to ensure the validity of any telephone or Internet redemption requests, such as requesting identifying information from users or employing identification numbers. You may be held liable for any fraudulent telephone or Internet order.

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your Legg Mason Financial Advisor, FIS or another authorized entity offering the fund.

Redemption orders will be processed promptly following receipt of an order in proper form. Generally, proceeds from redemption orders received before 11:00 a.m., Eastern time, will be sent that same day. You will normally receive the proceeds within a week. Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid on such securities may be delayed for up to ten days from the purchase date in order to allow for the check or automatic investment to clear.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.

[icon] A C C O U N T  P O L I C I E S

Calculation of net asset value:

To calculate the fund's share price, the fund's assets are valued and totaled, liabilities are subtracted, and the resulting net assets are divided by the number of shares outstanding. The fund seeks to maintain a share price of $1.00 per share. The fund is priced twice a day, as of 12:00 noon, Eastern time, and at the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. Like most other money market funds, the fund normally values its investments using the amortized cost method.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds. The fund will not require you to redeem accounts that fall below $500 solely as a result of a reduction in the fund's net asset value.

The fund will not accept cash, money orders, traveler's checks, or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

The fund reserves the right to:

o refuse any client, reject any order for shares, or suspend the offering of shares for a period of time;

o    change its minimum investment amounts; and

o delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC.

[icon] S E R V I C E S  F O R  I N V E S T O R S

For further information regarding any of the services below, please contact your Legg Mason Financial Advisor, FIS or other entity offering the fund for sale.

Account statements:

Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. If there has been no monthly activity in your account, you will receive a quarterly statement.

Systematic withdrawal plan:

If you are purchasing or already own shares of the fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

Exchange privilege:

Fund shares may be exchanged for Primary Class shares of any of the other Legg Mason funds and for Consultant Class shares of Pennsylvania Mutual Fund, Royce Micro-Cap Fund and Royce Total Return Fund, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by telephone. FIS clients may also request an exchange through TeleFund or the Internet at www.leggmasonfunds.com. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in a 12-month period; and

o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

[icon] D I S T R I B U T I O N S  A N D  T A X E S

The fund declares dividends from its net investment income daily and pays them monthly.

The fund does not expect to realize any capital gain or loss; however, if the fund realizes any net short-term capital gains, it will pay them at least once every twelve months. Fund distributions of any net short-term capital gains will be taxable to investors as ordinary income, whether received in cash or reinvested in additional shares of the fund.

Your dividends will be automatically reinvested in additional shares of the fund, unless you elect to receive them in cash. To change your election, you must notify your Legg Mason Financial Advisor or FIS at least ten days before the next dividend is to be paid. You may also request that your dividends be invested in Primary Class shares of another eligible Legg Mason fund or Consultant Class shares of Pennsylvania Mutual Fund, Royce Micro-Cap Fund or Royce Total Return Fund, provided these funds are available for sale in your state.

Any dividends paid by the fund will be "exempt-interest" dividends if, at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets consists of certain obligations the interest on which is excludable from gross income for federal income tax purposes. Exempt-interest dividends are excludable from a shareholder's gross income; however, the amount of those dividends must be reported on the recipient's federal income tax return.

If the postal or other delivery service is unable to deliver your check, your election will automatically be converted to having all dividends reinvested in fund shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

For temporary defensive purposes, the fund may invest in securities that generate income that will not be exempt from federal or state income tax. Dividends derived from interest on municipal obligations may not be exempt from income taxation under state or local law. A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

The sale or exchange of fund shares will not result in any gain or loss for the shareholder to the extent the fund maintains a stable share price of $1.00.

As required by law, the fund will withhold a certain percentage of all taxable dividends (including distributions of net short-term capital gain) otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund also is required to withhold the same percentage of all dividends payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon] F I N A N C I A L  H I G H L I G H T S

The financial highlights table is intended to help you understand the fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and other distributions. This information has been audited by the fund's independent accountants, PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the fund's annual report. The fund's annual report is available upon request by calling toll-free 1-800-822-5544.


                                 [TO BE FILED ]

Legg Mason Tax-Exempt Trust, Inc.

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.


Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders

To request the SAI or any reports to shareholders, or to obtain more information:
o           call toll-free 1-800-822-5544
o           visit us on the Internet via www.leggmasonfunds.com
o           write to us at: Legg Mason Funds Investor Services
                            100 Light Street, P.O. Box 17023
                            Baltimore, Maryland 21297-0356

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


LMF-015                                              SEC File Number: 811-3526

                        LEGG MASON TAX-EXEMPT TRUST, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2003

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the fund's Prospectus, dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC"). The fund's financial statements and the report of its independent accountants are incorporated by reference into (and are therefore legally a part of) this Statement of Additional Information from the fund's annual report to shareholders. A copy of either the Prospectus or the annual report may be obtained without charge from the fund's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason"), by calling 1-800-822-5544.


                             Legg Mason Wood Walker,
                                  Incorporated
--------------------------------------------------------------------------------
                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                          (410) 539-0000 (800) 822-5544

                                TABLE OF CONTENTS

                                                                          Page

DESCRIPTION OF THE FUND.....................................................3
FUND POLICIES...............................................................3
INVESTMENT STRATEGIES AND RISKS.............................................5
ADDITIONALTAX INFORMATION...................................................8
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................9
VALUATION OF FUND SHARES....................................................12
PERFORMANCE INFORMATION.....................................................14
MANAGEMENT OF THE FUND......................................................15
THE FUND'S INVESTMENT ADVISER/MANAGER.......................................21
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................23
THE FUND'S DISTRIBUTOR......................................................24
CAPITAL STOCK INFORMATION...................................................25
THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT.............26
THE FUND'S LEGAL COUNSEL....................................................26
THE FUND'S INDEPENDENT ACCOUNTANTS..........................................26
FINANCIAL STATEMENTS........................................................26
APPENDIX A .................................................................A-1




No person has been authorized to give any information or to make any representations not contained in the Prospectus or this Statement of Additional Information in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectus and this Statement of Additional Information do not constitute an offering by the fund or by the distributor in any jurisdiction in which such offering may not lawfully be made.

                             DESCRIPTION OF THE FUND

            Legg  Mason   Tax-Exempt   Trust,   Inc.   ("Tax-Exempt   Trust"  or
"Corporation" or "fund") is a diversified open-end management investment company established as a Maryland corporation on July 26, 1982.

                                  FUND POLICIES

            The following information supplements the information concerning the fund's investment objective, policies and limitations found in the Prospectus.

            Tax-Exempt Trust's investment objective is to seek high current income exempt from federal income tax, to preserve capital, and to maintain liquidity. The investment objective is non-fundamental and may be changed by the Corporation's Board of Directors without shareholder approval upon 60 days' written notice to shareholders.

            The  fund  has  adopted   the   following   fundamental   investment
limitations, which cannot be changed except by a vote of its shareholders:

Tax-Exempt Trust may not:

1. Borrow money, except (1) in an amount not exceeding 33 1/3 % of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls.

2. Engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, "1940 Act Laws, Interpretations and Exemptions"). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

3. Lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests.

4. Issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests.

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities.

 7. Make any investment if, as a result, the fund's investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

            As a fundamental policy, under normal circumstances, the fund will invest at least 80% of its net assets in short-term, high-quality municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. For purposes of this policy, net assets include the amount of any borrowing for investment purposes.

            The foregoing fundamental investment limitations may be changed with respect to the fund by "the vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or
(b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

            Although not a part of the fund's fundamental investment restriction on concentration, it is the current position of the SEC staff that a fund's investments are concentrated in an industry when 25% or more of the fund's net assets are invested in issuers whose principal business is in that industry. For the purpose of the fund's fundamental limitation on concentration, private activity bonds ("PABS") issued by non-governmental users will not be considered municipal obligations.

            The fund is diversified  under the 1940 Act.  Although not a part of the fund's fundamental investment restrictions, the 1940 Act currently states that a fund is diversified if it invests at least 75% of the value of its total assets in cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities limited in respect of any one issuer to (1) no more than 5% of the value of the fund's total assets and (2) no more than 10% of the outstanding voting securities of such issuer. The fund may only change to non-diversified status with the affirmative vote of the fund's shareholders. The fund is also subject to the stricter diversification requirement of Rule 2a-7.

            The following are some of the non-fundamental investment limitations that the fund currently observes:

1. The fund will not borrow for investment purposes an amount in excess of 5% of its total assets.

2. The fund may invest up to 10% of its net assets in illiquid securities. For this purpose, illiquid securities are those that cannot be sold or disposed of within seven days for approximately the price at which the fund values the security.

3. The fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). This restriction does not prevent the fund from entering into short positions in futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

4. The fund may not purchase securities on margin, except that (1) the fund may obtain such short-term credits as are necessary for the clearance of transactions and (2) the fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis or other financial instruments.

            Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the Prospectus or this SAI is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of the fund, or in the number of securities an issuer has outstanding, will not be considered to be outside the limitation. The fund will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain the required asset coverage and adequate liquidity.

            Unless  otherwise  stated,   the  fund's  investment   policies  and
limitations are non-fundamental and may be changed without shareholder approval.

                         INVESTMENT STRATEGIES AND RISKS

            The fund seeks to produce high current income exempt from federal income tax, to preserve capital, and to maintain liquidity. The fund normally invests substantially all of its assets in a diversified portfolio of obligations issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, instrumentalities or authorities, the interest on which, in the opinion of counsel to the issuers of those obligations, is exempt from federal income tax and is not a tax preference item ("TPI") for purposes of the federal alternative minimum tax ("municipal obligations").

            In selecting investments, the fund considers the ratings assigned to securities by nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"). The ratings of NRSROs represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are only opinions of the NRSROs and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, interest rate and rating may have different market prices. Appendix A to this SAI contains information concerning the ratings of Moody's and S&P and their significance. The fund considers each rating to include any modifiers, e.g., "+" or "-".

            Municipal obligations include "general obligation bonds," which are secured by the issuer's pledge of its full faith and credit, including its taxing power, and "revenue bonds," which are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source, such as the corporate user of the facility being financed. Private activity bonds usually are revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facilities. Municipal obligations also include short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term debt obligations. Such notes may be issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

            Opinions relating to the validity of municipal obligations, to the exemption of interest thereon from federal income tax, and to the interest not being a TPI are rendered by bond counsel to the issuers at the time of issuance. Neither the fund nor the adviser will independently review the basis for such opinions.

            An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Act, and laws that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that litigation or other conditions may materially and adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal obligations.

            From time to time, Congress has considered proposals that would restrict or eliminate the federal income tax exemption for interest on municipal obligations. If Congress enacted such a proposal, the availability of municipal obligations for investment by the fund and the value of its assets could be materially and adversely affected. In that event, the fund would re-evaluate its investment objectives and policies and consider changes in its structure or possible dissolution.

When-issued Securities

            The  fund  may  enter  into   commitments   to  purchase   municipal
obligations on a when-issued basis. Such securities are often the most efficiently priced and have the best liquidity in the bond market. When the fund purchases securities on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. To meet its payment obligation, the fund will segregate cash or appropriate liquid securities in an amount at least equal to the payment that will be due. The fund does not expect that its commitment to purchase when-issued securities will at any time exceed, in the aggregate, 25% of total assets.

            Delivery of and payment for when-issued securities normally take place 7 to 45 days after the date of the commitment. Consequently, increases in the market rate of interest between the commitment date and settlement date may result in a market value for the security on the settlement date that is less than its purchase price. Typically, no interest accrues to the purchaser until the security is delivered.

            The fund only makes  when-issued  commitments  with the intention of actually acquiring the securities, but it may sell these securities before the settlement date if market conditions warrant. When payment is due for when-issued securities, the fund meets its obligation from then-available cash, from the sale of securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). The purchase of when-issued securities could affect the fund's share price in a manner similar to the use of borrowing.

Stand-by Commitments

            When the fund exercises a stand-by commitment that it has acquired from a dealer with respect to its investments in municipal obligations, the dealer normally pays the fund an amount equal to (1) the fund's acquisition cost of the municipal obligations (excluding any accrued interest which the fund paid on its acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the fund owned the securities, plus (2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased by the fund, whichever is later. The fund's right to exercise stand-by commitments is unconditional and unqualified and exercisable by the fund at any time prior to the underlying securities' maturity.

            A stand-by commitment is not transferable by the fund without the underlying securities, although the fund could sell the underlying municipal obligations to a third party at any time. The fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the fund will not exceed 1/2 of 1% of the fund's total asset value calculated immediately after each stand-by commitment is acquired. The fund intends to enter into stand-by commitments only with those banks, brokers and dealers that in the adviser's opinion present minimal credit risks.

            The fund intends to acquire stand-by commitments solely to facilitate liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not ordinarily affect the valuation or assumed maturity of the underlying municipal obligations, which will continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the fund will be valued at zero in determining net asset value. Where the fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation during the period the commitment is held by the fund. Stand-by commitments will not affect the average weighted maturity of the assets of the fund.

Variable Rate and Floating Rate Obligations

            The fund may invest in variable and floating rate municipal obligations. A variable rate obligation differs from an obligation with a fixed rate coupon, the value of which fluctuates in inverse relation to interest rate changes. Should interest rates decline, generally the value of a fixed rate obligation increases and the obligation sells at a premium. If interest rates increase, generally the value of a fixed rate obligation decreases and the obligation sells at a discount. The magnitude of such capital fluctuations is also a function of the period of time remaining until the obligation matures. Short-term fixed rate obligations are minimally affected by interest rate changes; the greater the remaining period until maturity, the greater the fluctuation in value of a fixed rate obligation is likely to be.

            Variable rate obligation coupons are not fixed for the full term of the obligation but are adjusted periodically based upon changes in prevailing interest rates. As a result, the value of variable rate obligations is less affected by changes in interest rates. The more frequently such obligations are adjusted, the less such obligations are affected by interest rate changes during the period between adjustments. The value of a variable rate obligation, however, may fluctuate in response to market factors and changes in the creditworthiness of the issuer.

            By investing in variable rate obligations, the fund hopes to take advantage of the normal yield curve function that usually results in higher yields on longer-term investments. This policy also means that should interest rates decline, the yield of the fund will decline, and the fund and its shareholders will forgo the opportunity for capital appreciation of its portfolio investments and of their shares. Should interest rates increase, however, the yield of the fund will increase, and the fund and its shareholders will face less risk of capital depreciation of its portfolio investments and of their shares. There is no limitation on the percentage of the fund's assets that may be invested in variable rate obligations. However, the fund will limit the value of its investments in any variable rate securities that are illiquid and in all other illiquid securities to 10% or less of its net assets.

            Floating rate  obligations  also are not fixed,  but are adjusted as
specified   benchmark   interest  rates  change.   In  other   respects,   their
characteristics are similar to variable rate notes, as discussed previously.

            The fund may also invest in floating rate and variable rate demand notes. A demand feature entitles the fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 days' notice or (2) at specified intervals, not exceeding 397 days, and upon no more than 30 days' notice. The note may be supported by an unconditional bank letter of credit guaranteeing payment of the principal or both the principal and accrued interest. The adviser, as permitted by the SEC, may take into consideration the creditworthiness of the bank issuing the letter in making the investment decision. A change in the credit quality of the bank backing a variable rate or floating rate demand note could result in a loss to the fund and affect its share price. The SEC permits some variable and floating rate instruments to be deemed to have remaining maturities of 397 days or less, notwithstanding that the date on which final payment is due may be in excess of 397 days.

Temporary Investments

            From time to time for liquidity purposes or pending the investment of the proceeds of the sale of shares, the fund may invest up to 20% of its net assets in: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit and bankers' acceptances of U.S. domestic banks with assets of one billion dollars or more; commercial paper or other corporate notes of high grade quality; and short-term repurchase agreements on such investments. Interest earned from such taxable investments will be taxable to investors as ordinary income when distributed to them. For temporary defensive purposes, the fund may invest up to 100% of its assets in U.S. Government securities and other taxable short-term instruments.

Repurchase Agreements

            A repurchase agreement is an agreement under which municipal obligations, U.S. Government obligations or other high-quality debt securities are acquired by the fund from a securities dealer or bank subject to resale at a previously agreed-upon price and date. When the fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the purchase amount including the interest factor. The securities are held for the fund by a custodian bank or an approved securities depository or book-entry system as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The fund will enter into repurchase agreements only with financial institutions determined by the fund's adviser to present minimal risk of default during the term of the agreement. Repurchase agreements are usually for periods of one week or less but may be for longer periods. The fund will not enter into repurchase agreements of more than seven days duration if more than 10% of its net assets would be invested in such agreements and other illiquid investments. The fund's income from repurchase agreements is taxable as interest income.

            In determining its status as a diversified fund, the fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.

Trading Policies

            In seeking increased income, the fund may not always hold its securities to maturity but may sell a security to buy another with a higher yield because of short-term market movements. This may result in high portfolio turnover. The fund, however, does not anticipate incurring significant brokerage expenses in connection with this trading, because the transactions ordinarily are made directly with the issuer or a dealer on a net price basis.

                           ADDITIONAL TAX INFORMATION

Federal Tax

            The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state or local taxes that might apply to them.

            To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the fund must distribute annually to its shareholders at least 90% of the sum of its net interest income excludable from gross income under section 103(a) of the Code plus its investment company taxable income (generally, taxable net investment income, plus the excess of net short-term capital gain over net long-term capital loss, determined without regard to any deduction for dividends paid) and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

            By qualifying for treatment as a RIC, a fund (but not shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to its shareholders. If the fund failed to qualify for that treatment for any taxable year: (i) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders; and (ii) the shareholders would treat all those distributions, including distributions that otherwise would be "exempt-interest dividends" as described in the Prospectus, as taxable dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

            If the fund receives tax-exempt interest attributable to certain "private activity bonds," a proportionate part of the exempt-interest dividends paid by the fund will be a TPI. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to the federal alternative minimum tax, without regard to whether the fund's tax-exempt interest was attributable to those bonds. Private activity bonds are issued by or on behalf of public authorities to finance various privately operated facilities.

            If the fund invests in instruments that generate taxable income, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. Moreover, if the fund realizes capital gains as a result of market transactions, any distributions of those gains will be taxable to its shareholders.

            Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisers before purchasing fund shares. For users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, a "substantial user" generally includes a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.

            Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the fund), plus 50% of their benefits, exceeds certain base amounts. Exempt-interest dividends from the fund are still tax-exempt to the extent described in the Prospectus; they are only included in the calculation of whether a recipient's income exceeds certain established amounts.

            The fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income, if any, for the one-year period ending on October 31 of that year, plus certain other amounts.

State and Local Income Tax

            The exemption of certain interest income for federal income tax purposes does not necessarily result in exemption of such income under the income or other tax laws of any state or local jurisdiction. A shareholder may be exempt from state and local taxes on dividends attributable to interest income derived from obligations of the state and/or localities of the state in which he or she is a resident, but generally will be taxed on dividends attributable to income derived from obligations of other jurisdictions. Shareholders receive notification annually of the portion of the fund's tax-exempt income attributable to each state. Shareholders should consult their tax advisers about the tax status in their own states and localities of dividends from the fund.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

            Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange ("Exchange") is open for business. The procedure for purchasing shares of the fund is explained in the Prospectus under "How to Invest".

             If your check is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

Conversion to Federal Funds

            It is the fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. This conversion must be made before shares are purchased. Legg Mason, the fund's distributor, or Boston Financial Data Services ("BFDS"), the fund's transfer agent and dividend disbursing agent, acts as the shareholders' agent in depositing checks and converting them to federal funds, normally within two to ten business days of receipt of checks.

            A cash deposit made after the daily cashiering deadline of the Legg Mason office in which the deposit is made will be credited to your Legg Mason brokerage account ("Brokerage Account") on the next business day following the day of deposit, and the resulting free credit balance will be invested on the second business day following the day of receipt.

Purchases By Sweep

            Shareholders of the fund who have regular Brokerage Accounts with Legg Mason have the option of setting up automatic weekly transfers of cash balances from their Brokerage Account to the fund (commonly referred to as a "sweep"). The transfer will take place on the last business day of the week, based on the prior business day's balance. If your fund account drops to zero, the automatic transfer to the fund will cease. The automatic transfer will be reestablished when a $1,000 credit balance is available in your Brokerage Account.

Redemptions By Sweep

            For Brokerage Account clients, an automatic redemption of fund shares will occur when the Brokerage Account has a debit balance except for accounts that require the Financial Advisor to manually redeem shares of the fund to cover debit balances in the Brokerage Account.

Redemption In-Kind

            The fund reserves the right, under certain conditions, to honor any request for a redemption, or combination of requests from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the fund, whichever is less, by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. The fund does not redeem "in-kind" under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the shareholders as a whole.

Future First(R) Systematic Investment Plan and Transfer of Funds from Financial Institutions

            Under the Future First(R) Systematic Investment Plan, you may arrange for automatic monthly investments of $50 or more by authorizing BFDS to transfer funds each month from your Brokerage Account or from your checking/savings account to be used to buy additional shares of the fund. Legg Mason will send an account statement quarterly. The transfer also will be reflected on your Legg Mason account statement or your regular checking account statement. You may terminate the Future First(R) Systematic Investment Plan at any time without charge or penalty.

            You may also buy additional shares of the fund through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly from your checking/savings account for investment in shares of the fund.

Systematic Withdrawal Plan

            All Legg Mason funds in any Legg Mason account are eligible for the Systematic Withdrawal Plan. Any account with a net asset value of $5,000 or more may elect to make withdrawals of a minimum of $50 on a monthly basis. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. There are three ways to receive payment of proceeds of redemptions made through the Systematic Withdrawal Plan: (1) Credit to brokerage account - fund shares will be redeemed on the first business day of each month and the proceeds will be credited to the brokerage account on the third business day; (2) Check mailed by the funds' transfer agent - fund shares will be redeemed on the 25th of each month or the next business day and a check for the proceeds will be mailed within three business days; or (3) ACH to checking or savings account - redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Redemptions will be made at the net asset value per share determined as of the close of regular trading the Exchange (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading on the Exchange on the next day the Exchange is open. You may change the monthly amount to be paid to you without charge by notifying Legg Mason or the affiliate with which you have an account. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

            Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment may be correspondingly reduced.

            The fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First(R) Systematic Investment Plan.

Legg Mason Premier Asset Management Account

            Shareholders of the fund who have cash or negotiable securities (including fund shares) valued at $10,000 or more in accounts with Legg Mason may subscribe to Legg Mason's Premier Asset Management Account ("Premier"). Premier allows shareholders to combine their fund account with a Brokerage Account with margin borrowing availability, unlimited checkwriting with no minimum check amount and a VISA Gold debit card. Shareholders of the fund participating in the Premier program will have free credit balances in their Brokerage Account automatically invested in shares of the fund. Free credit balances of $100 or more will be invested on the same business day the balances are credited to the Brokerage Account. Free credit balances of less than $100 will be invested in fund shares weekly. If your fund account drops to zero, the automatic transfer to the fund will cease. The automatic transfer will be reestablished when a $1,000 credit balance is available in your Brokerage Account.

            Shareholders should be aware that the various features of the Premier program are intended to provide easy access to assets in their accounts and that the Premier account is not a bank account. Legg Mason charges a fee for the Premier services, which is currently $125 per year for individuals and $200 per year for businesses and corporations. Additional information about the

Premier program is available by calling your Legg Mason Financial Advisor or Legg Mason's Premier Client Services at 1-800-253-0454 or 1-410-454-2066.

Legg Mason Funds Premier Account

            The Legg Mason Funds  Premier  Account and its  services are free to
Funds Investor Services clients with fund shares valued at $50,000 or more. The Legg Mason Fund Premier Account includes many of the same services as the Legg Mason Premier Asset Management Account, such as Visa debit card, ATM access, unlimited checkwriting and a secured line of credit (margin). In addition, shareholders will receive personalized guidance from their dedicated Funds Investor Services Representative, access to the Legg Mason Funds Core Four Asset Allocation system, hypothetical investment scenarios, portfolio analysis, interaction with high-level Funds personnel, and more. The Funds Premier Account is also intended to provide easy access to your Legg Mason funds assets. For additional information about this account, contact Legg Mason Funds Investor Services at 1-800-822-5544.

Other Information Regarding Redemptions

            The fund reserves the right to modify or terminate the check, wire, telephone or Internet redemption services described in the Prospectus and this Statement of Additional Information at any time.

            You may request the fund's checkwriting service by completing a Funds Checkwriting Services request form and sending it to Legg Mason Funds Investor Services, P.O. Box 17023, Baltimore, Maryland 21297-0356. State Street Bank and Trust Company ("State Street"), the fund's custodian, will supply you with checks which can be drawn on an account of the fund maintained with State Street. When honoring a check presented for payment, the fund will cause State Street to redeem exactly enough full and fractional shares from your account to cover the amount of the check. Canceled checks will be returned to you.

            Check redemption is subject to State Street's rules and regulations governing checking accounts. Checks printed for the checking account cannot be used to set up electronic funds transfer arrangements with third parties. In addition, checks cannot be used to close a fund account because when the check is written you will not know the exact total value of the account, including accrued dividends, on the day the check clears. Persons who obtained certificates for their shares may not use the checkwriting service.

            The date of payment for a redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by the fund or its distributor except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

            Although the fund may elect to redeem any shareholder account with a current value of less than $500, the fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

                            VALUATION OF FUND SHARES

            The fund attempts to stabilize the value of a share at $1.00. Net asset value will not be calculated on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Use of the Amortized Cost Method

            The Board of Directors has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost, adjusted for amortization of premium or accumulation of discount, rather than at current market value. The Board of Directors periodically assesses the appropriateness of this method of valuation.

            The fund's use of the amortized cost method depends on its compliance with Rule 2a-7 under the 1940 Act. Under that Rule, the Board of Directors must establish procedures reasonably designed to stabilize the net asset value at $1.00 per share, as computed for purposes of distribution and redemption, taking into account current market conditions and the fund's investment objective.

            Under the Rule, the fund is permitted to purchase instruments which are subject to demand features or stand-by commitments. As defined by the Rule, a demand feature entitles the fund to receive the principal amount of the instrument from the issuer or a third party on no more than 30 days' notice. A stand-by commitment entitles the fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

Monitoring Procedures

            The fund's procedures include monitoring the relationship between the amortized cost value per share and net asset value per share based upon available indications of market value. If there is a difference of more than 0.5% between the two, the Board of Directors will take steps it considers appropriate (such as shortening the dollar-weighted average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

Investment Restrictions

            Rule 2a-7 requires the fund to limit its investments to instruments that: (i) in the opinion of the Board of Directors or its delegate, present minimal credit risk and are rated in one of the two highest short-term rating categories by a requisite number of NRSROs or if unrated (as defined in the Rule), are determined to be of comparable quality ("Eligible Securities"). Securities that were long-term when issued, but that have 397 days or less remaining to maturity, and that lack an appropriate short-term rating, may be eligible if they are comparable in priority and security to an appropriately rated short-term security, unless the former security has a long-term rating below A.

            The fund may invest no more than 5% of its total assets in securities that are Eligible Securities but that have not been rated in the highest short-term ratings category by at least two NRSROs (or by one NRSRO, if only one NRSRO has assigned the obligation a short-term rating) or, if the obligations are unrated, determined by the adviser to be of comparable quality ("Second Tier Securities"). In addition, the fund will not invest more than 1% of its total assets or $1 million (whichever is greater) in the Second Tier Securities of a single issuer.

            The Rule requires the fund to maintain a dollar-weighted average portfolio maturity appropriate to the objective of maintaining a stable net asset value of $1.00 per share and, in any event, not more than 90 days. In addition, under the Rule, no instrument with a remaining maturity (as defined in the Rule) of more than 397 days can be purchased by the fund, except that the fund may hold securities with maturities greater than 397 days as collateral for repurchase agreements and other collateralized transactions of short duration. However, the Rule permits the fund to treat certain floating and variable rate demand notes as having maturities of 397 days or less, even if the notes specify a final repayment date more than 397 days in the future.

            Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

            The fund usually holds portfolio securities to maturity and realizes par, unless the adviser determines that sale or other disposition is appropriate in light of the fund's investment objective. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

            In periods of declining interest rates, the indicated daily yield on shares of the fund, which is computed by dividing the annualized daily income on the fund's investment portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

                            PERFORMANCE INFORMATION

How the Fund's Yield is Calculated

            The current annualized yield for the fund is based on a seven-day period and is computed by determining the net change in the value of a hypothetical account in the fund. The net change in the value of the account includes the value of dividends and of additional shares purchased with dividends, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the fund may use a compound effective annualized yield quotation which is calculated, as prescribed by SEC regulations, by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting one.

            The 7-day yield of the fund calculated under the above-described method for the period ended December 31, 2002 was ____%.

            The fund's yield may fluctuate daily depending upon such factors as the average maturity of its securities, changes in investments, changes in interest rates and variations in operating expenses. Therefore, current yield does not provide a basis for determining future yields.

            The fund from time to time also may advertise its tax-equivalent yield and tax-equivalent effective yield, based on a recently ended seven-day period. These quotations are calculated by dividing that portion of the fund's yield (or effective yield, as the case may be) that is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the fund's yield that is not tax-exempt. Assuming a maximum tax rate of 38.6%, the fund's tax-equivalent yield and tax-equivalent effective yield for the seven-day period ended December 31, 2002 were _____% and _____%, respectively.

            The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in the fund will fluctuate. In Performance Advertisements, the fund may compare its taxable yield with data published by Lipper Analytical Services, Inc. for money market funds ("Lipper"), IBC/Donoghue's Money Market Fund Report ("Donoghue"), Morningstar Mutual Funds ("Morningstar") or Wiesenberger Investment Companies Service ("Wiesenberger") or with the performance of recognized stock and other indices, including (but not limited to) the Standard & Poor's 500 Composite Stock Index ("S&P 500"), the Dow Jones Industrial Average ("Dow Jones") and the Consumer Price Index as published by the U.S. Department of Commerce.

            The types of securities in which the fund invests are different from those included in the S&P 500 and Dow Jones indices, which track the performance of the equity markets. The S&P 500 and Dow Jones are accepted as broad-based measures of the equity markets. Calculation of those indices assumes reinvestment of dividends and ignores brokerage and other costs of investing. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, Donoghue, Morningstar or Wiesenberger. Performance Advertisements also may refer to discussions of the fund and comparative mutual fund data and ratings reported in independent periodicals, including, but not limited to, THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, THE NEW YORK TIMES and FORTUNE.

            The fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the Wiesenberger Certificate of Deposit Index and the Bank Rate Monitor National Index. In comparing the fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or part by an agency of the U.S. Government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Fund shares are not insured or guaranteed by the U.S. Government or any agency thereof and returns thereon will fluctuate. While the fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

            In advertising, the fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Wiesenberger may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. The fund may use other recognized sources as they become available.

            The fund may use data prepared by independent third parties such as Ibbotson Associates and Frontier Analytics, Inc. to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Typically, different indices are used to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

            The fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

            The fund may also include in advertising biographical information on key investment and managerial personnel.

            The fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of more than $184 billion as of December 31, 2002.

                             MANAGEMENT OF THE FUND

            Under applicable law, the Board of Directors is responsible for management of the Corporation and provides broad supervision over its affairs. The Corporation's officers manage the day-to-day operations of the Corporation under the general direction of the Corporation's Board of Directors.

            The standing committees of the Board of Directors include an Audit Committee, a Nominating Committee and an Independent Directors Committee. All directors who are not interested persons of the Corporation, as defined in the 1940 Act, are members of all three Committees.

            The Audit Committee meets twice a year with the Corporation's independent accountants and officers to review the results of the audit and accounting principles used by the Corporation, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. The Nominating Committee meets periodically to review and nominate candidates for positions as directors, to fill vacancies on the Board of Directors, and to evaluate the performance of directors. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. During the last fiscal year, the Audit Committee met three times and the Nominating Committee met three times. The Independent Directors Committee, which was established in February 2003, considers matters related to fund operations and oversees issues related to the independent directors. The selection and nomination of candidates for independent directors is committed to the discretion of the independent directors.

            The table below provides information about the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

------------------------------------------------------------------------------------------------------------------------------------
                     Position(s)                   Number of Funds
                      Held With   Term of Office       in Fund            Other
                         the       and Length of      Complex          Directorships             Principal Occupation(s)
Name and Age        Corporation   Time Served (1)     Overseen            Held                 During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
------------------------------------------------------------------------------------------------------------------------------------

Gilmore, Richard G.     Director    Since 1990   Director/             None    Retired.  Trustee of Pacor Settlement Trust, Inc.
Age 75                                           Trustee of all Legg           since 1990. Formerly: Director of CSS Industries,
                                                 Mason funds                   Inc. (diversified holding company that makes seasonal
                                                 consisting of 23              decorative products); Senior Vice President, Chief
                                                 portfolios.                   Financial Officer and Director of PECO Energy Co.,
                                                                               Inc. (now Exelon Corporation).
------------------------------------------------------------------------------------------------------------------------------------
Lehman, Arnold L.       Director    Since 1983   Director/             None    Director of The Brooklyn Museum of Art since 1997.
Age 58                                           Trustee of all Legg           Formerly: Director of The Baltimore Museum of Art
                                                 Mason funds                   (1979-1997).
                                                 consisting of 23
                                                 portfolios.
------------------------------------------------------------------------------------------------------------------------------------

                                       16

------------------------------------------------------------------------------------------------------------------------------------
                     Position(s)                   Number of Funds
                      Held With   Term of Office       in Fund            Other
                         the       and Length of      Complex          Directorships             Principal Occupation(s)
Name and Age        Corporation   Time Served (1)     Overseen            Held                 During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
------------------------------------------------------------------------------------------------------------------------------------
Masters, Robin J.W.     Director    Since 2002   Director/             None    Retired.  Director of The Family Learning Centre
Age 47                                           Trustee of all Legg           (non-profit) since 1996; Director of Bermuda
                                                 Mason funds                   SMARTRISK (non-profit) since 2001.  Formerly:  Chief
                                                 consisting of 23              Investment Officer of ACE Limited (insurance).
                                                 portfolios.
------------------------------------------------------------------------------------------------------------------------------------
McGovern, Jill E.       Director    Since 1989   Director/             None    Chief Executive Officer of The Marrow Foundation
Age 58                                           Trustee of all Legg           since 1993.  Formerly: Executive Director of the
                                                 Mason funds                   Baltimore International Festival (1991 - 1993);
                                                 consisting of 23              Senior Assistant to the President of The Johns
                                                 portfolios                    Hopkins University (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------

                                       17

------------------------------------------------------------------------------------------------------------------------------------
                     Position(s)                   Number of Funds
                      Held With   Term of Office       in Fund            Other
                         the       and Length of      Complex          Directorships             Principal Occupation(s)
Name and Age        Corporation   Time Served (1)     Overseen            Held                 During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
------------------------------------------------------------------------------------------------------------------------------------
Mehlman, Arthur S.      Director    Since 2002   Director/             None           Retired.  Director of Maryland Business
Age 61                                           Trustee of all Legg                  Roundtable for Education (non-profit);
                                                 Mason funds                          Director of University of Maryland Foundation
                                                 consisting of 23                     (non-profit); Director of University of
                                                 portfolios.                          Maryland College Park Foundation (non-profit)
                                                                                      since 1998.  Formerly: Partner, KPMG LLP
                                                                                      (international accounting firm).
------------------------------------------------------------------------------------------------------------------------------------
O'Brien, G. Peter       Director    Since 2002   Director/            Director of     Trustee of Colgate University and President
Age 57                                           Trustee of all Legg  the Royce       of Hill House, Inc. (residential home care).
                                                 Mason funds          Family of Funds Formerly: Managing Director, Equity Capital
                                                 consisting of 23     consisting of   Markets Group of Merrill Lynch & Co.
                                                 portfolios.          17 portfolios;  (1971-1999).
                                                                      Director of
                                                                      Renaissance
                                                                      Capital
                                                                      Greenwich Funds
------------------------------------------------------------------------------------------------------------------------------------
Rowan, S. Ford          Director    Since 2002   Director/             None           Consultant, Rowan & Blewitt Inc. (management
Age 59                                           Trustee of all Legg                  consulting); Adjunct Professor, George
                                                 Mason funds                          Washington University since 2000; Director
                                                 consisting of 23                     of Santa Fe Institute (scientific research
                                                 portfolios.                          institute) since 1999 and Annapolis Center
                                                                                      for Science-Based Public Policy since 1995.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
------------------------------------------------------------------------------------------------------------------------------------
Curley Jr., John F.     Chairman    Since 1982   Chairman and          None           Director and/or officer of various Legg Mason
Age 63                  and                      Director/                            affiliates.  Formerly:  Vice Chairman and
                        Director                 Trustee of all Legg                  Director of Legg Mason, Inc. and Legg Mason
                                                 Mason funds                          Wood Walker, Incorporated; Director of Legg
                                                 consisting of 23                     Mason Fund Adviser, Inc. and Western Asset
                                                 portfolios.                          Management Company (each a registered
                                                                                      investment adviser).
------------------------------------------------------------------------------------------------------------------------------------
Fetting, Mark R.        President   President    Director/            Director of     Executive Vice President of Legg Mason, Inc.,
Age 48                  and         since 2001;  Trustee of all Legg  the Royce       director and/or officer of various other
                        Director    Director     Mason funds          Family of Funds Legg Mason affiliates since 2000.  Formerly:
                                    since 2002.  consisting of 23     consisting of   Division President and Senior Officer of
                                                 portfolios.          17 portfolios.  Prudential Financial Group, Inc. and
                                                                                      related companies, including fund boards and
                                                                                      consulting services to subsidiary companies
                                                                                      from 1991 to 2000; Partner, Greenwich
                                                                                      Associates; Vice President, T. Rowe Price
                                                                                      Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

                                       18

------------------------------------------------------------------------------------------------------------------------------------
                     Position(s)                   Number of Funds
                      Held With   Term of Office       in Fund            Other
                         the       and Length of      Complex          Directorships             Principal Occupation(s)
Name and Age        Corporation   Time Served (1)     Overseen            Held                 During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
Duffy, Marc R.        Vice President  Since 2000  Vice President and    None   Vice President and Secretary of Legg Mason Fund
Age 45                and Secretary               Secretary of all             Adviser, Inc. since 2000; Associate General Counsel
                                                  Legg Mason funds             of Legg Mason Wood Walker, Incorporated since 1999.
                                                  consisting of 23             Formerly: Senior Associate, Kirkpatrick & Lockhart
                                                  portfolios.                  LLP (1996 -1999); Senior Counsel, Securities and
                                                                               Exchange Commission, Division of Investment
                                                                               Management (1989 -1995).
------------------------------------------------------------------------------------------------------------------------------------
Karpinski, Marie K.   Vice President  Since 1985  Vice President and    None   Vice President and Treasurer of Legg Mason Fund
Age 54                and Treasurer               Treasurer of all             Adviser, Inc. and Western Asset Funds, Inc. Treasurer
                                                  Legg Mason funds             of Pacific American Income Shares, Inc. and Western
                                                  consisting of 23             Asset Premier Bond Fund.
                                                  portfolios.
------------------------------------------------------------------------------------------------------------------------------------

(1) Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Corporation serve a term of indefinite length until their resignation, retirement or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

            Mr. Curley and Mr. Fetting are considered to be interested persons as defined in the 1940 Act of the Corporation on the basis of their employment with the fund's investment adviser or its affiliated entities (including the fund's principal underwriter) and Legg Mason, Inc., the parent holding company of those entities.

           The following table shows each director's ownership of shares of the fund and of all the Legg Mason Funds served by the director as of December 31, 2002:

--------------------------------------------------------------------------------
                             Dollar Range of             Aggregate Dollar Range
                          Equity Securities in              of Shares in the
Name of Director            Tax-Exempt Trust                Legg Mason Funds
                                                            Owned by Director
--------------------------------------------------------------------------------
John F. Curley Jr.           Over $100,000                    Over $100,000
--------------------------------------------------------------------------------
Mark R. Fetting                   None                        Over $100,000
--------------------------------------------------------------------------------
Richard G. Gilmore                None                        Over $100,000
--------------------------------------------------------------------------------
Arnold L. Lehman                  None                        Over $100,000
--------------------------------------------------------------------------------
Robin J.W. Masters                None                            None
--------------------------------------------------------------------------------
Jill E. McGovern                  None                        Over $100,000
--------------------------------------------------------------------------------
Arthur S. Mehlman                 None                   $50,001 - $100,000
--------------------------------------------------------------------------------
G. Peter O'Brien                  None                        Over $100,000
--------------------------------------------------------------------------------
S. Ford Rowan                     None                        Over $100,000
--------------------------------------------------------------------------------

            Officers and directors who are interested persons of the Corporation as defined in the 1940 Act receive no salary or fees from the Corporation. Each director who is not an interested person of the Corporation ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of the Corporation as of December 31 of the previous year.

            The following table provides certain information relating to the compensation of the Corporation's directors. None of the Legg Mason Funds has any retirement plan for its directors.

--------------------------------------------------------------------------------
                                                        Total Compensation from
                                                             Corporation and
                                Aggregate Compensation        Fund Complex
Name of Person and Position       From Corporation*        Paid to Directors**
--------------------------------------------------------------------------------
John F. Curley, Jr.
Chairman of the Board
and Director                           None                      None
--------------------------------------------------------------------------------
Mark R. Fetting***
Director                               None                      None
--------------------------------------------------------------------------------
Richard G. Gilmore
Director
--------------------------------------------------------------------------------
Arnold L. Lehman
Director
--------------------------------------------------------------------------------
Robin J.W. Masters***
Director
--------------------------------------------------------------------------------
Jill E. McGovern
Director
--------------------------------------------------------------------------------
Arthur S. Mehlman***
Director
--------------------------------------------------------------------------------
G. Peter O'Brien ***
Director ****
--------------------------------------------------------------------------------
S. Ford Rowan***
Director
--------------------------------------------------------------------------------

* Represents compensation paid to the directors for the fiscal year ended December 31, 2002.

** Represents aggregate compensation paid to each director during the calendar year ended December 31, 2002. There are 12 open-end investment companies in the Legg Mason funds, consisting of 23 funds.

*** Ms. Masters and Messrs. Fetting, Mehlman, O'Brien and Rowan were elected as directors of the Corporation on October 30, 2002.

**** The total compensation paid to Mr. O'Brien reflects compensation paid by the Royce Funds, consisting of 17 portfolios, in addition to the fees paid by the Legg Mason Funds.

            Effective January 1, 2003, the compensation of Independent Directors has been restructured. For serving as a director of all of the Legg Mason mutual funds, each Independent Director receives an annual retainer of $30,000 and a fee of $7,500 for each quarterly meeting he or she attends. The Lead Independent Director and the chairs of the Board's Audit and Nominating Committees receive additional fees for their additional time commitment. Independent Directors will also receive a fee of $3,750 or $1,250 for any special Board meetings they attend in-person or by telephone, respectively. The Legg Mason Funds continue to reimburse Independent Directors for their travel and other out-of-pocket expenses related to their attendance of Board meetings.

            On  ________________,   the  Directors  and  Officers  of  the  fund
beneficially owned in the aggregate less than 1% of the fund's outstanding shares.

            On _________________, no entities were known by the fund to own of record or beneficially 5% or more of the fund's outstanding shares.

                      THE FUND'S INVESTMENT ADVISER/MANAGER

            Legg Mason Fund Adviser, Inc. ("LMFA" or "manager"), a Maryland corporation, 100 Light Street, Baltimore, Maryland 21202, serves as the fund's investment adviser and manager under an Investment Advisory and Management Agreement ("Management Agreement"), effective June 1, 2000. From January 1, 1998 to May 31, 2000, Legg Mason Capital Management, Inc. ("LMCM") served as the fund's investment adviser and manager. LMFA and LMCM are both wholly owned subsidiaries of Legg Mason, Inc.

            The Management Agreement provides that, subject to overall direction by the Board of Directors, LMFA will manage the investment and other affairs of the fund. LMFA is responsible for managing the fund consistent with the fund's investment objective and policies described in its Prospectus and this SAI.

            LMFA also is obligated to (a) furnish the fund with office space and executive and other personnel necessary for the operation of the fund; (b) supervise all aspects of the fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the fund's shareholders;
(d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the fund's officers and directors. LMFA and its affiliates pay all compensation of directors and officers of the fund who are officers, directors or employees of LMFA. The fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, the fund's distributor, compensation of the Independent Directors, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify its directors and officers with respect to litigation.

            Under the Management Agreement, the fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated, or until the right is withdrawn in writing by LMFA.

            LMFA receives for its services a fee, calculated daily and payable monthly, at an annual rate of 0.50% of the average daily net assets of the fund. For the fiscal year ended December 31, 2002, December 31, 2001 and the period June 1, 2000 to December 31, 2000, the fund paid LMFA fees of $___________, $2,183,433 and $1,096,963, respectively. For the period January 1, 2000 to May 31, 2000, the fund paid LMCM fees of $731,596.

            Legg Mason Trust, fsb ("LM Trust" or "adviser"), 100 Light Street, Baltimore, Maryland 21202, is the investment adviser to the fund pursuant to an Investment Advisory Agreement between LM Trust and LMFA ("Advisory Agreement") effective June 1, 2000. LM Trust is a wholly owned subsidiary of Legg Mason, Inc. Under the Advisory Agreement, LM Trust is responsible, subject to the supervision of LMFA and the fund's Board of Directors, for the actual management of the fund's assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security. LMFA pays LM Trust, pursuant to the Advisory Agreement, a fee equal to an annual rate of 0.45% of the fund's average daily net assets.

            Under the Management Agreement and Advisory Agreement, LMFA and LM Trust, respectively, will not be liable for any error of judgment or mistake of law or for any loss by the fund in connection with the performance of the Advisory Agreement or Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the respective Agreement.

            The Management Agreement and Advisory Agreement each terminate automatically upon assignment and are terminable at any time without penalty by vote of the fund's Board of Directors, by vote of a majority of the fund's outstanding voting securities, by LMFA or by LM Trust, on not less than 60 days' notice to the fund and/or the other party(ies). The Advisory Agreement will be terminated immediately upon any termination of the Management Agreement or upon the mutual written consent of all parties to the Agreement.

            The fund, LMFA, LM Trust, and Legg Mason each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by the fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

Board Consideration of the Management and Advisory Agreements

            In approving the Management and Advisory Agreements, the Board of Directors primarily considered, with respect to the fund, whether continuation of the Agreements would be in the best interests of the fund and its shareholders, an evaluation largely based on the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to the fund. The Independent Directors requested and evaluated an extensive report from LMFA that addressed specific factors designed to inform the Board of Directors' consideration of these and other issues. The Independent Directors met with experienced mutual fund legal counsel separately from the full Board of Directors to evaluate this report.

            With respect to the nature and quality of the services provided, the Board of Directors considered the performance of the fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board of Directors also considered the adviser's compliance history and considered the steps the adviser has taken to strengthen its compliance program.

            The Board of Directors also considered the adviser's procedures for executing portfolio transactions for the fund.

            With respect to the overall fairness of the Management and Advisory Agreements, the Board of Directors primarily considered the fee structure of the Agreements and the profitability of LMFA, LM Trust and their affiliates from their overall association with the fund. The Board of Directors reviewed information about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the fund. The Board of Directors considered the specific portfolio management issues that contributed to the fee. In concluding that the benefits accruing to LMFA and LM Trust and their affiliates by virtue of their relationship to the fund were reasonable in comparison with the costs of the provision of management and investment advisory services and the benefits accruing to the fund, the Board of Directors reviewed specific data as to LMFA's and LM Trust's profit or loss on the fund for a recent period. In prior years, the Board of Directors has reviewed the discussed at length a study by outside accounting firms evaluating Legg Mason's cost allocation methodology.

            In addition to the annual Board of Directors meeting in which the Management and Advisory Agreements are reviewed, the Board of Directors meets at least another three times a year in order to oversee the management and performance of the fund. Representatives of the adviser are present for at least two of these quarterly meetings. Such meetings provide additional opportunities for the Board of Directors to discuss performance, brokerage, compliance and other fund issues. The Board of Directors also draws upon its long association with LMFA and its personnel, and the Board of Directors' familiarity with the culture of the organization, the manner in which it has handled past problems, and its treatment of investors.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

            The Advisory Agreement authorizes the adviser (subject to the overall direction of the Corporation's Board of Directors) to select brokers and dealers to execute purchases and sales of the fund's portfolio securities. It directs the adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the fund. The adviser undertakes to execute each transaction at a price and commission that provides the most favorable total cost or proceeds reasonably obtainable under the circumstances. The fund's portfolio securities are generally purchased without a stated commission, either directly from the issuer or from dealers who specialize in municipal bonds and money market instruments. Prices paid to a dealer generally include a "spread," which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. To the extent that the execution and price offered by more than one dealer are comparable, the adviser may, at its discretion, effect transactions in portfolio securities with dealers who provide the fund with research, advice or other services. Since the commencement of its operations on July 14, 1983, the fund has incurred no brokerage commissions.

            Portfolio securities are not purchased from or sold to the adviser or Legg Mason or any "affiliated person" (as defined in the 1940 Act) thereof, except in accordance with SEC rules or actions. The Corporation's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which Legg Mason or other affiliated persons are participants, subject to certain limitations.

            Investment decisions for the fund are made independently from those of other funds and accounts advised by the adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

            The fund may not always hold portfolio securities to maturity, but may sell a security to buy another that has a higher yield because of short-term market movements. This may result in high portfolio turnover. The fund does not anticipate incurring significant brokerage expense in connection with such transactions, since ordinarily they will be made directly with the issuer or a dealer on a net price basis.

                             THE FUND'S DISTRIBUTOR

            Legg Mason acts as distributor of the fund's shares pursuant to a separate Underwriting Agreement with the fund. The Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense), and for supplementary sales literature and advertising costs.

            The fund has adopted a Distribution and Shareholder Services Plan ("Plan") which, among other things, permits the fund to pay Legg Mason fees for its services related to sales and distribution of shares and the provision of ongoing services to shareholders. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses. The fees received by Legg Mason during any year may be more or less than its costs of providing distribution and shareholder services for the fund.

            For the fiscal year ended December 31, 2002, the fund incurred distribution and services fees of $________.

            Amounts payable by the fund under the Plan need not be directly related to the expenses actually incurred by Legg Mason on behalf of the fund. The Plan does not obligate the fund to reimburse Legg Mason for the actual expenses Legg Mason may incur in fulfilling its obligations under the Plan. Thus, even if Legg Mason's actual expenses exceed the fee payable to Legg Mason at any given time, the fund will not be obligated to pay more than that fee. If Legg Mason's expenses are less than the fee it receives, Legg Mason will retain the full amount of the fee.

            The Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Directors"). In approving the establishment of the Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the fund and its shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the fund's shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund's shares would be likely to maintain or increase the amount of compensation paid by the fund to LMFA.

            In considering the costs of the Plan, the directors gave particular attention to the fact that any payments made by the fund to Legg Mason under the Plan would increase the fund's level of expenses in the amount of such payments. Further, the directors recognized that LMFA and LM Trust would earn greater management and advisory fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

            Among the potential benefits of the Plan, the directors noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to the fund's shares and to maintain and enhance the level of services they provide to the fund's shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the fund in connection with its Plan. Furthermore, the investment management of the fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

            The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting shares. Any change in the Plan that would materially increase the distribution cost to the fund requires shareholder approval; otherwise the Plan may be amended by the directors, including a majority of the 12b-1 Directors, as previously described.

            As compensation for its services and expenses, Legg Mason is entitled to receive annual distribution and service fees not to exceed an annual rate of 0.20% of the fund's average daily net assets. Currently, the Board of Directors has limited payments under the Plan to 0.10% of average daily net assets.

            In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the fund's Board of Directors, and the directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made.

            During the year ended December 31, 2002, Legg Mason incurred the following distribution and shareholder servicing expenses with respect to the fund:

            -----------------------------------------------
            Compensation to sales
            Personnel
            -----------------------------------------------
            Advertising
            -----------------------------------------------
            Printing and mailing of
            prospectuses to prospective
            shareholders
            -----------------------------------------------
            Other
            -----------------------------------------------
            Total expenses
            -----------------------------------------------

            The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason's or its affiliates' efforts to distribute the fund's shares.

                            CAPITAL STOCK INFORMATION

            The Corporation has authorized 2 billion shares of common stock, par value $.001 per share and may issue additional series of shares. Currently, there is only one series of the Corporation, which is comprised of a single class of shares. Each share in the Corporation is entitled to one vote for the election of directors and any other matter submitted to a vote of shareholders. Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares in the corporation are fully paid and non-assessable and have no preemptive or conversion rights. The Corporation in the future may organize additional separate investment portfolios, each of which will invest in particular types of tax-exempt, interest-bearing securities and will have separate investment objectives, policies and limitations.

            Shareholder meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract and certain amendments to the plan of distribution pursuant to Rule 12b-1), at the request of a majority of the shares entitled to vote as set forth in the Bylaws of the Corporation, or as the Board of Directors from time to time deems appropriate.

                            THE FUND'S CUSTODIAN AND
                     TRANSFER AND DIVIDEND-DISBURSING AGENT

            State Street, P.O. Box 1713, Boston, MA 02105, serves as custodian of the fund's assets. BFDS, P.O. Box 953, Boston, MA 02103, as agent for State Street, serves as transfer and dividend-disbursing agent and administrator of various shareholder services. LM Fund Services, Inc. ("LMFS") serves as sub-transfer agent to the fund assisting BFDS with certain of its duties as transfer agent. LMFS receives from BFDS for its services a percentage of the per account fees the fund pays BFDS for transfer agency services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. The fund reserves the right, upon 60 days' written notice, to institute other charges on shareholders to cover the fund's administrative costs.

                            THE FUND'S LEGAL COUNSEL

            Kirkpatrick  &  Lockhart  LLP,  1800  Massachusetts   Avenue,  N.W.,
Washington, D.C., 20036-1800, serves as counsel to the fund.

                       THE FUND'S INDEPENDENT ACCOUNTANTS

            PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, MD 21201, serves as the fund's independent accountants.

                              FINANCIAL STATEMENTS

                        [To be Incorporated by Reference]

                                                                    APPENDIX A

                              RATINGS OF SECURITIES

1.  DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") RATINGS

            MUNICIPAL BONDS which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

            MUNICIPAL NOTES Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG") and for variable rate demand obligations are designated Variable Moody's Investment Grade
("VMIG"). The rating MIG recognizes the differences between short-term credit risk and long-term credit risk, while VMIG differentiates variable rate demand obligations to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Notes bearing the designation MIG-1 or VMIG-1 are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Notes bearing the designation MIG-2 or VMIG-2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group.

            COMMERCIAL PAPER The ratings Prime-1 and Prime-2 are the two highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations, while Prime-2 indicates a strong ability for repayment. Among the factors considered in assigning ratings are the following: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, -2, or -3.

2.  DESCRIPTION OF STANDARD & POOR'S ("S&P") RATINGS

            MUNICIPAL BONDS rated AAA by S&P are the highest grade obligations. This rating indicates an extremely strong capacity to pay interest and repay principal. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

            MUNICIPAL NOTES Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2, or -3) by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation SP-1+.

            COMMERCIAL PAPER The highest commercial paper rating assigned by S&P, A-1, indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are given the designation A-1+. Commercial paper rated A-2 has a satisfactory capacity for timely payment. However, the relative degree of safety is not as high for issues designated A-1.

                        Legg Mason Tax-Exempt Trust, Inc.

Part C.       Other Information

Item 23.      Exhibits

(a)      (i)   Articles of Incorporation (1)
         (ii)  Amended and Restated Articles of Incorporation - filed herewith
         (iii) Certificate of Correction to Articles of Amendment and
               Restatement - filed herewith
(b)      (i)   Amended and Restated  Bylaws - filed  herewith
(c)      Instruments defining the rights of security  holders with respect to Legg Mason Tax-Exempt Trust, Inc. are contained in the Amended and Restated Articles of Incorporation and Amended and Restated Bylaws, which are filed herewith.
(d)      (i)   Investment Advisory and Management Agreement (2)
         (ii)  Sub-Advisory Agreement (2)
(e)      Amended Underwriting Agreement (1)
(f)      Bonus, profit sharing or pension plans - none
(g)      (i)   Custodian Contract (1)
         (ii)  Amendment to Custodian Contract  dated July 1, 2001 (4)
(h)      (i)   Transfer  Agency and  Service Agreement (1)
         (ii)  Amendment dated November 1, 2001 to Transfer Agency and
               Service Agreement (5)
(i)      Opinion and consent of counsel - filed herewith
(j)      Consent of independent accountants - to be filed
(k)      Financial statements omitted from Item 22 - none
(l)      Initial Capital Agreement (1)
(m)      Amended Distribution Plan pursuant to Rule 12b-1 (1)
(n)      Plan pursuant to Rule 18f-3 - none
(p)      (i)   Code of Ethics for the fund and its principal underwriter (3)
         (ii)  Code of Ethics for its investment adviser (4)

(1)  Incorporated   herein  by  reference  to  the   corresponding   exhibit  of
Post-Effective Amendment No. 20 to the Registration Statement of Legg Mason Tax-Exempt Trust, Inc., SEC File No. 2-78562, filed on April 30, 1997.

(2)  Incorporated   herein  by  reference  to  the   corresponding   exhibit  of
Post-Effective Amendment No. 25 to the Registration Statement of Legg Mason Tax-Exempt Trust, Inc., SEC File No. 2-78562, filed on March 9, 2001.

(3)  Incorporated   herein  by  reference  to  the   corresponding   exhibit  of
Post-Effective Amendment No. 26 to the Registration Statement of Legg Mason Special Investment Trust, Inc., SEC File No. 33-1271, filed on July 11, 2002.

(4)  Incorporated   herein  by  reference  to  the   corresponding   exhibit  of
Post-Effective Amendment No. 26 to the Registration Statement of Legg Mason Tax-Exempt Trust, Inc., SEC File No. 2-78562, filed on March 19, 2002.

(5) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 9 to the registration statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, as electronically filed on December 20, 2002.

Item 24.   Persons Controlled By or Under Common Control with Registrant

            None

Item 25.   Indemnification

           This item is incorporated herein by reference to Item 27 of Part C of Post-Effective Amendment No. 20 to the Registration Statement of Legg Mason Tax-Exempt Trust, Inc., SEC File No. 2-78562, filed April 30, 1997.

Item 26.    Business and Connections of Manager and Investment Adviser

I. Legg Mason Fund Adviser, Inc. ("LMFA") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFA have been engaged as director, officer, employee, partner, or trustee.

Deepak Chowdhury           Vice President, LMFA
                           Manager, Brandywine
                           Director, Batterymarch

Marc R. Duffy              Vice President and Secretary, LMFA

Mark R. Fetting            President and Director, LMFA
                           Executive Vice President, Legg Mason, Inc.
                           Director, Royce

Marie K. Karpinski         Vice President and Treasurer, LMFA

Timothy C. Scheve          Director, LMFA
                           Senior Executive Vice President, Legg Mason, Inc.
                           Senior Executive Vice President and Director, LMWW
                           President and Director, LM Tower
                           Manager, Brandywine
                           Director, Batterymarch
                           Director, Berkshire
                           Director, Bartlett
                           Director, Gray Seifert
                           Director, LMCM
                           Director, LMFM
                           Director, LMTrust
                           Director, Royce
                           Director, WAM
                           Director, WAMCL

Edward A. Taber III        Director, LMFA
                           Senior Executive Vice President, Legg Mason, Inc.
                           Director, LM Holdings Limited
                           Director, Legg Mason Holdings Limited
                           Director, Batterymarch
                           Director, LMCM
                           Director, LMFM
                           Director, WAMCL
                           Director, WAM
                           Director, LMREI

II. Legg Mason Trust, fsb ("LMT") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMT have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain              Director, LMTrust
                           Executive Vice President, Legg Mason, Inc.
                           Director, Barrett
                           Director, Bartlett
                           Director, Bingham
                           Director, Berkshire
                           Director, Focus
                           Director, Gray Seifert
                           Director, PCM

William F. Blue            Director, LMTrust
                           President, Blue & Edwards, P.A.

Marc P. Blum               Director, LMTrust

James W. Brinkley          Director, LMTrust
                           Senior Executive Vice President and Director,
                            Legg Mason, Inc.
                           President, COO and Director, LMWW
                           Director, LMFP

Jane C. Brown              Director, LMTrust

Charles W. Cole, Jr.       Chairman, CEO and Director, LMTrust
                           Director, Bingham Legg
                           Director, Barrett

Brain M. Eakes             Treasurer, LMTrust
                           Vice President, LMWW

Gregg W. Hawes             Secretary, LMTrust

John A. Luetkemeyer, Jr.   Director, LMTrust
                           President, Continental Realty Corp.

Peter F. O'Malley          Director LMTrust
                           Director, Legg Mason, Inc.

Jennifer W. Reynolds       Vice Chairman, Chief Investment Officer and
                            Director, LMTrust
                           Director, Barrett
                           Director and Chief Investment Officer, Bingham

Timothy C. Scheve          Director, LMTrust
                           Director, LMFA
                           Senior Executive Vice President, Legg Mason, Inc.
                           Senior Executive Vice President and Director, LMWW
                           President and Director, LMTower
                           Director, Bartlett

                           Director, Berkshire
                           Director, Brandywine
                           Director, Gray Seifert
                           Director, LMCM
                           Director, LMFM
                           Director, Royce
                           Director, WAM
                           Director, WAMCL

Arthur P. Sims             President, Assistant Secretary and Director, LMTrust

Barrett Associates, Inc.  ("Barrett")
565 5th Avenue
New York, NY  10017

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Batterymarch Financial Management, Inc. ("Batterymarch")
200 Clarendon Street
Boston, MA  02116

Berkshire Asset Management, Inc.  ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA  18701

Bingham Legg Advisers LLC ("Bingham")
45 Milk Street
Boston, MA  02109

Blue & Edwards, P.A.
409 Washington Ave.
Towson, MD  21204

Brandywine Asset Management, LLC ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

Continental Realty Corp.
17 West Pennsylvania Ave.
Towson, MD  21204

Gray, Seifert & Co., Inc.  ("Gray Seifert")
380 Madison Avenue
New York, NY  10017

Legg Mason Capital Management, Inc.  ("LMCM")
100 Light Street
Baltimore, MD  21202

Legg Mason Focus Capital, Inc. ("Focus")
100 West Lancaster Avenue
Wayne, PA  19087

Legg Mason Fund Adviser, Inc.  ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc.  ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason Holdings Limited
155 Bishopsgate
London  EC2M 3XG
England

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Real Estate Investors, Inc.  ("LMREI")
100 Light Street
Baltimore, MD  21202

Legg Mason Tower, Inc. ("LM Tower")
100 Light Street
Baltimore, MD  21202

Legg Mason Trust, fsb  ("LMTrust")
100 Light Street
Baltimore, MD  21202

Legg Mason Wood Walker, Incorporated  ("LMWW")
100 Light Street
Baltimore, MD  21202

LM Financial Partners, Inc. ("LMFP")
100 Light Street
Baltimore, MD  21202

LM Holdings Limited
32 Harbor Exchange Square
London E14 9GE
United Kingdom

Private Capital Management, L.P. ("PCM")
8889 Pelican Bay Boulevard, 5th Floor
Naples, FL  34108

Royce & Associates, Inc. ("Royce")
1414 Avenue of the Americas
New York, NY  10019

Western Asset Management Company  ("WAM")
117 East Colorado Boulevard
Pasadena, CA  91105

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London  EC2M 3XG
England

Item 27. Principal Underwriters

(a)      Legg Mason Income Trust Inc.
         Legg Mason Cash Reserve Trust
         Legg Mason Charles Street Trust, Inc.
         Legg Mason Tax-Free Income Fund
         Legg Mason Value Trust, Inc.
         Legg Mason Special Investment Trust, Inc.
         Legg Mason Focus Trust, Inc.
         Legg Mason Global Trust, Inc.
         Legg Mason Investors Trust, Inc.
         Legg Mason Light Street Trust, Inc.
         Legg Mason Investment Trust, Inc.
         Western Asset Funds, Inc.

         (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

Name and Principal      Position and Offices             Positions and Offices
Business Address*       with Underwriter - LMWW          with Registrant
________________________________________________________________________________

Raymond A. Mason                  Chairman of the Board, Chief           None
                                  Executive Officer and Director

James W. Brinkley                 President, Chief Operating             None
                                  Officer and Director

Richard J. Himelfarb              Senior Executive Vice President        None

Timothy C. Scheve                 Senior Executive Vice President        None
                                  and Director

Manoochehr Abbaei                 Executive Vice President               None

Thomas P. Mulroy                  Executive Vice President               None
                                  and Director

Robert G. Sabelhaus               Executive Vice President               None
                                  and Director

D. Stuart Bowers                  Senior Vice President                  None

W. William Brab                   Senior Vice President                  None

Edwin J. Bradley, Jr.             Senior Vice President                  None

W. Talbot Daley                   Senior Vice President                  None

Thomas M. Daly, Jr.               Senior Vice President                  None

Jeffrey W. Durkee                 Senior Vice President                  None

Harry M. Ford, Jr.                Senior Vice President                  None

Dennis A. Green                   Senior Vice President                  None

Thomas E. Hill                    Senior Vice President                  None
218 N. Washington Street
Suite 31
Easton, MD  21601

Thomas Hirschmann                 Senior Vice President                  None

Arnold S. Hoffman                 Senior Vice President                  None
1735 Market Street
Philadelphia, PA  19103

Carl Hohnbaum                     Senior Vice President                  None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA  15222

David M. Jernigan                 Senior Vice President                  None

William B. Jones, Jr.             Senior Vice President                  None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Laura L. Lange                    Senior Vice President                  None

Horace M. Lowman, Jr.             Senior Vice President                  None

Ira H. Malis                      Senior Vice President                  None

Marvin H. McIntyre                Senior Vice President                  None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Jonathan M. Pearl                 Senior Vice President                  None

Robert F. Price                   Senior Vice President, Secretary
                                  and General Counsel                    None

Joseph A. Sullivan                Senior Vice President                  None

Joseph E. Timmins                 Senior Vice President                  None

Paul J. Ayd                       Vice President                         None

William H. Bass, Jr.              Vice President                         None

Nathan S. Betnun                  Vice President                         None

Andrew J. Bowden                  Vice President and Deputy
                                  General Counsel                        None

Scott R. Cousino                  Vice President                         None

Thomas W. Cullen                  Vice President                         None

Charles J. Daley, Jr.             Vice President and CFO                 None

Robert J. Dillon                  Vice President                         None

J. Gregory Driscoll               Vice President                         None
1735 Market Street
Philadelphia, PA  19103

Brian M. Eakes                    Vice President                         None

J. Peter Feketie                  Vice President None

James P. Fitzgerald               Vice President                         None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Norman C. Frost, Jr.              Vice President                         None

Joseph M. Furey                   Vice President                         None

Francis X. Gallagher, Jr.         Vice President                         None

David Gately                      Vice President                         None

Steven C. Genyk                   Vice President                         None
1735 Market Street
Philadelphia, PA  19103

Keith E. Getter                   Vice President                         None

W. Kyle Gore                      Vice President                         None

Daniel R. Greller                 Vice President                         None

Kim M. Hagins                     Vice President                         None

Patrick G. Hartley                Vice President                         None

Kendra Heyde                      Vice President                         None

Dale S. Hoffman                   Vice President                         None

Timothy A. Jackson                Vice President                         None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Richard A. Jacobs                 Vice President                         None

Francis J. Jamison, Jr.           Vice President                         None

Elizabeth A. Kane                 Vice President                         None

Robert H. Kennedy                 Vice President                         None
5955 Carnegie Boulevard
Suite 200
Charlotte, NC  28209

Duncan L. Lamme                   Vice President                         None
1111 Bagby Street
Houston, TX  77002

Henry Lederer                     Vice President                         None

Edward W. Lister, Jr.             Vice President                         None

Donna Maher                       Vice President                         None

Jeffrey R. Manning                Vice President                         None

Richard Marvin                    Vice President                         None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Theresa McGuire                   Vice President and Controller          None

Julia A. McNeal                   Vice President                         None

Gregory B. McShea                 Vice President                         None

Thomas C. Merchant                Vice President, Assistant Secretary
                                  and Deputy General Counsel             None

Mark C. Micklem                   Vice President                         None

Martin F. Mitchell                Vice President                         None

Neil P. O'Callaghan               Vice President                         None

Ann O'Shea                        Vice President                         None

Robert E. Patterson               Vice President and Deputy
                                  General Counsel                        None

Thomas K. Peltier                 Vice President                         None

Gerard F. Petrik, Jr.             Vice President                         None

Thomas E. Robinson                Vice President                         None

Theresa M. Romano                 Vice President                         None

James A. Rowan                    Vice President                         None

B. Andrew Schmucker               Vice President                         None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg            Vice President                         None

Robert C. Servas                  Vice President                         None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Eugene B. Shepherd                Vice President                         None
1111 Bagby Street
Houston, TX  77002

Alexsander M. Stewart             Vice President                         None

Joyce Ulrich                      Vice President                         None

Sheila M. Vidmar                  Vice President and Deputy
                                  General Counsel                        None

Barbara Weaver                    Vice President                         None

W. Matthew Zuga                   Vice President                         None

Scott W. Bost                     Assistant Vice President               None

Robert J. DeLeon                  Assistant Vice President               None

Robert J. Gavin                   Assistant Vice President               None

Mary-Jewel Greenlow               Assistant Vice President               None

Tanya J. Lee                      Assistant Vice President               None

Tracey A. Lumpkin                 Assistant Vice President               None

Edward G. McCaulley               Assistant Vice President               None

Mark A. Meyers                    Assistant Vice President               None

Robert L. Phillips                Assistant Vice President               None

Lauri F. Smith                    Assistant Vice President               None

Terry W. Thompson, Jr.            Assistant Vice President               None

Leigh Ann Webster                 Assistant Vice President               None

* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

(c) The Registrant has no principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28. Location of Accounts and Records

         State Street Bank and Trust Company      Legg Mason Fund Adviser, Inc.
         P. O. Box 1713                     and   100 Light Street
         Boston, Massachusetts  02105             Baltimore, Maryland  21202

Item 29. Management Services

         None

Item 30. Undertakings

         Not applicable

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Tax-Exempt Trust, Inc., duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 26th day of February, 2003.

                                       LEGG MASON TAX-EXEMPT TRUST, INC.



                                       By: /s/ Mark R. Fetting
                                           -----------------------------
                                           Mark R. Fetting
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                    Title                           Date
---------                    -----                           ----

/s/ John F. Curley*          Chairman of the Board           February 26, 2003
John F. Curley, Jr.          and Director

/s/ Mark R. Fetting          President and Director          February 26, 2003
February 26, 2003
Mark R. Fetting

/s/ Richard G. Gilmore*      Director                        February 26, 2003
Richard G. Gilmore

/s/ Arnold L. Lehman*        Director                        February 26, 2003
Arnold L. Lehman

/s/ Robin J.W. Masters*      Director                        February 26, 2003
Robin J.W. Masters

/s/ Jill E. McGovern*        Director                        February 26, 2003
Jill E. McGovern

/s/ Arthur S. Mehlman*       Director                        February 26, 2003
Arthur S. Mehlman

/s/ G. Peter O'Brien*        Director                        February 26, 2003
G. Peter O'Brien

/s/ S. Ford Rowan*           Director                        February 26, 2003
S. Ford Rowan

/s/ Marie K. Karpinski       Vice President, Treasurer,      February 26, 2003
Marie K. Karpinski           Principal Financial Officer
                             and Principal Accounting Officer

* Signatures affixed by Marc R. Duffy pursuant to a Power of Attorney dated November 7, 2002, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on Form N-1A):

LEGG MASON CASH RESERVE TRUST         LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.         LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.         LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX-EXEMPT TRUST, INC.     LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND       LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON FOCUS TRUST, INC.          LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, MARIE K. KARPINSKI, MARC R. DUFFY, ANDREW
J. BOWDEN, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any
Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                              DATE
---------                              ----

/s/ John F. Curley, Jr.                November 7, 2002
John F. Curley, Jr.

/s/ Mark R. Fetting                    November 7, 2002
Mark R. Fetting

/s/ Richard G. Gilmore                 November 7, 2002
Richard G. Gilmore

/s/ Arnold L. Lehman                   November 7, 2002
Arnold L. Lehman

/s/ Robin J.W. Masters                 November 7, 2002
Robin J.W. Masters

/s/ Jill E. McGovern                   November 7, 2002
Jill E. McGovern

/s/ Arthur S. Mehlman                  November 7, 2002
Arthur S. Mehlman

/s/ Jennifer W. Murphy                 November 7, 2002
Jennifer W. Murphy

/s/ G. Peter O'Brien                   November 7, 2002
G. Peter O'Brien

/s/ S. Ford Rowan                      November 7, 2002
S. Ford Rowan

                        Legg Mason Tax-Exempt Trust, Inc.
                         Post-Effective Amendment No. 27
                                    Exhibits


Exhibit (a) (ii)    Amended and Restated Articles of Incorporation

Exhibit (a)(iii)    Certificate of Correction to Articles of Amendment
                    and Restatement

Exhibit (b) (i)     Amended and Restated Bylaws

Exhibit (i)         Opinion and consent of counsel